Schedule of lease liabilities by classification (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current lease liabilities	$ 582	₨ 47,835	₨ 38,991
Non-current lease liabilities	$ 2,475	203,393	230,668
Total		₨ 251,228	₨ 269,659	₨ 502,968